Related Party Balances and Transactions - Schedule of Transactions with Related Parties (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenue from a related party
Revenue		$ 43,269,569	$ 36,539,846	$ 36,598,667
Related Party [Member]
Revenue from a related party
Revenue				566,002
Shenzhen Botan Technology Co., Ltd. [Member] | Related Party [Member]
Revenue from a related party
Revenue	[1]			566,002
Mr. Yue Zhu [Member] | Related Party [Member]
Director’s remuneration
Director Remuneration	[2]	$ 33,794	$ 33,258	$ 43,532

[1]	Shenzhen Botan Technology Co., Ltd. is wholly owned by Mr. Chuanbo Zhu, the chief executive officer of Shenzhen Sowell Digital.
[2]	Mr. Yue Zhu is CEO director and a shareholder of the Company.